Financial assets measured at amortized cost from virtual bank	12 Months Ended
Dec. 31, 2023
Financial assets measured at amortized cost from virtual bank
Financial assets measured at amortized cost from virtual bank

21  Financial assets measured at amortized cost from virtual bank

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Loans and advances to customers	44	3,142
Less: expected credit loss provision	—	(61)
	44	3,081

The balance represents financial assets measured at amortized cost carried out by OneConnect Bank, a wholly owned subsidiary from the Group, since 2020.